CENTER COAST MLP FOCUS FUND
A series of the Investment Managers Series Trust

Supplement Dated October 31, 2012
To the Prospectus and Statement of Additional Information Dated March 31, 2012 as Amended May 16, 2012

Please file this Supplement with your records.

Effective November 1, 2012, the following replaces the section entitled “Fees and Expenses” on page 1 of the Prospectus:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 31 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.10%)	0.62%	0.62%	0.62%
Deferred Income Tax Expense (4)	7.17%	7.17%	7.17%
Total annual fund operating expenses	9.04%	9.79%	8.79%
Fee waiver and/or expense reimbursements (5)	(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (5)	8.67%	9.42%	8.42%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments.  Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”

5
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until March 31, 2013, and may be terminated by the Trust’s Board of Trustees at any time.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

The following paragraph is added on page 33 before the section titled “Retirement Accounts” of the Statutory Prospectus:

Shareholder Servicing Fee

The Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

The following paragraph is added on page 28 before the section titled “Dealer Reallowance” of the Statement of Additional Information:

Shareholder Servicing Plan

The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan (the “Servicing Plan”) under which banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”), or the Advisor, may provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund will pay a monthly fee at an annual rate of up to 0.10% of the average daily net asset value of shares owned by clients with whom a Service Organization or the Advisor has a service relationship.  The Fund may pay fees under the Shareholder Servicing Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by Service Organizations.  Payments by the Fund under the Shareholder Servicing Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or shareholder servicing of shares pursuant to the Rule 12b-1 Plan.

CENTER COAST MLP FOCUS FUND
A series of the Investment Managers Series Trust

Supplement Dated October 31, 2012
To the Summary Prospectus Dated April 5, 2012 as Amended on May 16, 2012

Please file this Supplement with your records.

Effective November 1, 2012, the following replaces the section entitled “Fees and Expenses” on page 1 of the Summary Prospectus:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 31 of the Statutory Prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Retirement account fees (annual maintenance and full redemption requests)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.10%)	0.62%	0.62%	0.62%
Deferred Income Tax Expense (4)	7.17%	7.17%	7.17%
Total annual fund operating expenses	9.04%	9.79%	8.79%
Fee waiver and/or expense reimbursements (5)	(0.37%)	(0.37%)	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (5)	8.67%	9.42%	8.42%

1	No initial sales charge is applied to purchases of $1 million or more.
2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
4
Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments.  Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”

5
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes such as deferred income tax expenses, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until March 31, 2013, and may be terminated by the Trust’s Board of Trustees at any time.  The Fund’s advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.